Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B-1 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series B-1 Convertible Preferred Stock [Member]	Total
Balance at Dec. 31, 2021	$ 2		$ 20,073	$ 22,614,628	$ (26,418,161)		$ (3,783,458)
Temporary equity balance, shares at Dec. 31, 2021		4,309,710
Temporary equity balance, value at Dec. 31, 2021		$ 3,051,189
Balance, shares at Dec. 31, 2021	2,068		20,072,409
Common shares issued for cash			$ 3,564	1,321,937			$ 1,325,501
Common shares issued for cash, shares			3,563,753				3,563,753
Stock based compensation			$ 1,347	212,776			$ 214,123
Stock based compensation, shares			1,347,431
Imputed interest				6,660			6,660
Preferred B-1 shares issued for acquisition of asset
Temporary equity preferred B-1 shares issued for acquisition of asset, shares		1,363,636
Temporary equity preferred B-1 shares issued for acquisition of asset		$ 965,427
Net loss					(1,343,572)		(1,343,572)
Balance at Dec. 31, 2022	$ 2		$ 24,984	24,156,001	(27,761,733)		(3,580,746)
Temporary equity balance, shares at Dec. 31, 2022		5,673,346				5,673,346
Temporary equity balance, value at Dec. 31, 2022		$ 4,016,616				$ 4,016,616
Balance, shares at Dec. 31, 2022	2,068		24,983,593
Common shares issued for cash			$ 437	174,563			175,000
Common shares issued for cash, shares			437,500
Stock based compensation			$ 30	11,970			12,000
Stock based compensation, shares			30,000
Imputed interest				1,665			1,665
Net loss					(542,413)		(542,413)
Balance at Mar. 31, 2023	$ 2		$ 25,451	24,344,199	(28,304,146)		(3,934,494)
Temporary equity balance, shares at Mar. 31, 2023		5,673,346
Temporary equity balance, value at Mar. 31, 2023		$ 4,016,616
Balance, shares at Mar. 31, 2023	2,068		25,451,093
Balance at Dec. 31, 2022	$ 2		$ 24,984	24,156,001	(27,761,733)		(3,580,746)
Temporary equity balance, shares at Dec. 31, 2022		5,673,346				5,673,346
Temporary equity balance, value at Dec. 31, 2022		$ 4,016,616				$ 4,016,616
Balance, shares at Dec. 31, 2022	2,068		24,983,593
Net loss							(3,460,861)
Balance at Jun. 30, 2023	$ 2		$ 30,161	25,561,780	(31,222,594)		(5,630,651)
Temporary equity balance, shares at Jun. 30, 2023		8,619,420
Temporary equity balance, value at Jun. 30, 2023		$ 6,102,378
Balance, shares at Jun. 30, 2023	2,068		30,160,560
Balance at Dec. 31, 2022	$ 2		$ 24,984	24,156,001	(27,761,733)		(3,580,746)
Temporary equity balance, shares at Dec. 31, 2022		5,673,346				5,673,346
Temporary equity balance, value at Dec. 31, 2022		$ 4,016,616				$ 4,016,616
Balance, shares at Dec. 31, 2022	2,068		24,983,593
Net loss							(4,518,569)
Balance at Sep. 30, 2023	$ 2	$ 862	$ 30,648	31,893,670	(32,280,302)		(355,120)
Temporary equity balance, shares at Sep. 30, 2023
Temporary equity balance, value at Sep. 30, 2023
Balance, shares at Sep. 30, 2023	2,068	8,619,420	30,648,060
Balance at Dec. 31, 2022	$ 2		$ 24,984	24,156,001	(27,761,733)		(3,580,746)
Temporary equity balance, shares at Dec. 31, 2022		5,673,346				5,673,346
Temporary equity balance, value at Dec. 31, 2022		$ 4,016,616				$ 4,016,616
Balance, shares at Dec. 31, 2022	2,068		24,983,593
Common shares issued for cash			$ 6,023	3,101,097			$ 3,107,120
Common shares issued for cash, shares			6,023,067				6,023,067
Stock based compensation			$ 216	144,787			$ 145,003
Stock based compensation, shares			216,000
Imputed interest				6,660			6,660
Net loss					(6,147,063)		(6,147,063)
Contributed capital				351,459			351,459
Additional shares issued for prior year software acquisition - Stock-based compensation			$ 1,773	131,187			132,960
Temporary equity, Additional shares issued for prior year software acquisition - Stock-based compensation, shares		2,946,074
Temporary equity Additional shares issued for prior year software acquisition - Stock-based compensation, value		$ 2,085,762
Stock-based compensation, shares			1,772,800
Reclassification of mezzanine equity		$ 862		6,101,516			6,102,378
Temporary equity reclassification of mezzanine equity, shares		(8,619,420)
Temporary equity reclassification of mezzanine equity		$ (6,102,378)
Reclassification of mezzanine equity, shares		8,619,420
Balance at Dec. 31, 2023	$ 2	$ 862	$ 32,996	33,992,707	(33,908,796)		117,771
Temporary equity balance, shares at Dec. 31, 2023						0
Temporary equity balance, value at Dec. 31, 2023
Balance, shares at Dec. 31, 2023	2,068	8,619,420	32,995,460
Balance at Mar. 31, 2023	$ 2		$ 25,451	24,344,199	(28,304,146)		(3,934,494)
Temporary equity balance, shares at Mar. 31, 2023		5,673,346
Temporary equity balance, value at Mar. 31, 2023		$ 4,016,616
Balance, shares at Mar. 31, 2023	2,068		25,451,093
Common shares issued for cash			$ 2,937	1,005,063			1,008,000
Common shares issued for cash, shares			2,936,667
Stock based compensation				79,666			79,666
Imputed interest				1,665			1,665
Net loss					(2,918,448)		(2,918,448)
Additional shares issued for prior year software acquisition – stock-based compensation			$ 1,773	131,187			132,960
Temporary equity Additional shares issued for prior year software acquisition - stock-based compensaction, shares		2,946,074
Temporary equity Additional shares issued for prior year software acquisition - stock-based compensaction		$ 2,085,762
Additional shares issued for prior year software acquisition - stock-based compensaction, shares			1,772,800
Balance at Jun. 30, 2023	$ 2		$ 30,161	25,561,780	(31,222,594)		(5,630,651)
Temporary equity balance, shares at Jun. 30, 2023		8,619,420
Temporary equity balance, value at Jun. 30, 2023		$ 6,102,378
Balance, shares at Jun. 30, 2023	2,068		30,160,560
Common shares issued for cash			$ 437	174,563			175,000
Common shares issued for cash, shares			437,500
Stock based compensation			$ 50	54,146			54,196
Stock based compensation, shares			50,000
Imputed interest				1,665			1,665
Net loss					(1,057,708)		(1,057,708)
Reclassification of mezzanine equity		$ 862		6,101,516			6,102,378
Reclassification of mezzanine equity, shares		8,619,420
Temporary equity reclassification of mezzanine equity, shares		(8,619,420)
Temporary equity reclassification of mezzanine equity		$ (6,102,378)
Balance at Sep. 30, 2023	$ 2	$ 862	$ 30,648	31,893,670	(32,280,302)		(355,120)
Temporary equity balance, shares at Sep. 30, 2023
Temporary equity balance, value at Sep. 30, 2023
Balance, shares at Sep. 30, 2023	2,068	8,619,420	30,648,060
Balance at Dec. 31, 2023	$ 2	$ 862	$ 32,996	33,992,707	(33,908,796)		117,771
Temporary equity balance, shares at Dec. 31, 2023						0
Temporary equity balance, value at Dec. 31, 2023
Balance, shares at Dec. 31, 2023	2,068	8,619,420	32,995,460
Common shares issued for cash			$ 87	34,913			35,000
Common shares issued for cash, shares			87,500
Stock based compensation				84,663			84,663
Stock based compensation, shares
Imputed interest				1,665			1,665
Net loss					(937,097)		(937,097)
Contributed capital				4,448			4,448
Balance at Mar. 31, 2024	$ 2	$ 862	$ 33,083	34,118,396	(34,845,893)		(693,550)
Temporary equity balance, shares at Mar. 31, 2024
Temporary equity balance, value at Mar. 31, 2024
Balance, shares at Mar. 31, 2024	2,068	8,619,420	33,082,960
Balance at Dec. 31, 2023	$ 2	$ 862	$ 32,996	33,992,707	(33,908,796)		117,771
Temporary equity balance, shares at Dec. 31, 2023						0
Temporary equity balance, value at Dec. 31, 2023
Balance, shares at Dec. 31, 2023	2,068	8,619,420	32,995,460
Net loss							(2,942,963)
Balance at Sep. 30, 2024	$ 2	$ 862	$ 33,965	34,998,705	(36,851,759)		(1,818,225)
Temporary equity balance, shares at Sep. 30, 2024
Temporary equity balance, value at Sep. 30, 2024
Balance, shares at Sep. 30, 2024	2,068	8,619,420	37,790,943
Balance at Mar. 31, 2024	$ 2	$ 862	$ 33,083	34,118,396	(34,845,893)		(693,550)
Temporary equity balance, shares at Mar. 31, 2024
Temporary equity balance, value at Mar. 31, 2024
Balance, shares at Mar. 31, 2024	2,068	8,619,420	33,082,960
Common shares issued for cash			$ 582	465,018			$ 465,600
Common shares issued for cash, shares			582,000				582,000
Stock based compensation				92,338			$ 92,338
Stock based compensation, shares
Imputed interest				1,665			1,665
Net loss					(1,070,513)		(1,070,513)
Balance at Jun. 30, 2024	2	$ 862	$ 33,665	34,677,417	(35,916,406)		(1,204,460)
Temporary equity balance, shares at Jun. 30, 2024
Temporary equity balance, value at Jun. 30, 2024
Balance, shares at Jun. 30, 2024		8,619,420	33,664,960
Common shares issued for cash			$ 300	224,700			$ 225,000
Common shares issued for cash, shares			300,000				300,000
Stock based compensation				94,923			$ 94,923
Stock based compensation, shares
Imputed interest				1,665			1,665
Net loss					(935,353)		(935,353)
Balance at Sep. 30, 2024	$ 2	$ 862	$ 33,965	$ 34,998,705	$ (36,851,759)		$ (1,818,225)
Temporary equity balance, shares at Sep. 30, 2024
Temporary equity balance, value at Sep. 30, 2024
Balance, shares at Sep. 30, 2024	2,068	8,619,420	37,790,943